Property and Equipment (Details) - Inspirato LLC - USD ($) $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Total cost	$ 24,359	$ 24,359	$ 20,343
Accumulated depreciation and amortization	15,664	15,664	11,389
Net property and equipment	8,695	$ 8,695	8,954
Furniture, fixtures and equipment
Property, Plant and Equipment
Useful life		5 years
Total cost	1,354	$ 1,354	1,187
Corporate office leasehold improvements
Property, Plant and Equipment
Useful life		3 years
Total cost	$ 5,156	$ 5,156	5,151
Software Development
Property, Plant and Equipment
Useful life	3 years	3 years
Total cost	$ 7,947	$ 7,947	6,930
Computer equipment
Property, Plant and Equipment
Useful life		3 years
Total cost	1,265	$ 1,265	765
Residence vehicles
Property, Plant and Equipment
Useful life		5 years
Total cost	315	$ 315	235
Residence leasehold improvements
Property, Plant and Equipment
Useful life		3 years
Total cost	$ 8,322	$ 8,322	$ 6,075